Long-Term Investments, Net - Schedule of Movement of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Investments [Abstract]
Beginning balance	$ 368
Additions	126	658
Impairment loss of long-term investment, net – Investment A		(290)
Ending balance	$ 494	$ 368